Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and entity information [abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Title of 12(b) Security	American Depositary Shares representing common shares
Trading Symbol	ITCB
Security Exchange Name	NYSE
Entity Registrant Name	CORPBANCA/FI
Entity Central Index Key	0001276671
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	512,406,760,091